ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Components of Accounts Receivable, Net
Components of accounts receivable, net are as follows:

	December 31,
	2020	2019
Casino	$460,863	$538,911
Hotel	1,011	4,369
Other	1,537	2,949

Sub-total	463,411	546,229
Less: allowances for credit losses (1)	(333,792)	(258,019)

	129,619	288,210
Non-current portion	—	(3,877)

Current portion	$129,619	$284,333

Note
(1)
As of December 31, 2020 and 2019, the allowances for credit losses of $16,517 and $25,026 are recorded as a reduction of the long-term casino accounts receivables, which are included in long-term prepayments, deposits and other assets in the accompanying consolidated balance sheets, respectively.

Movement in Allowances for Credit Losses
Movement in the allowances for credit losses are as follows:

	Year Ended December 31,
	2020	2019	2018
Balance at beginning of year	$258,019	$228,344	$234,485
Provision (reversal) for credit losses	131,845	32,888	(2,479)
Write-offs	(57,868)	(4,460)	(2,115)
Effect of exchange rate	1,796	1,247	(1,547)

Balance at end of year	$333,792	$258,019	$228,344